Related Parties (Details) - Schedule of Other Related Party Transactions - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Other Related Party Transactions Abstract
Short-term employee benefits	$ 15,375
Share based payment	$ 214,963	$ 40,341